Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Operating Income Expense [Abstract]
Summary of Operating Expenses and Foreign Exchange Differences

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$
Advertising and marketing service fees and brand promotional expenses	5,696,606	597,566	20,004,385

Premises costs and office utilities
—Premises costs	14,244,127	14,226,081	13,095,944
—Office utilities	6,601,790	7,821,627	9,142,411

	20,845,917	22,047,708	22,238,355

Traveling and business development expenses	5,636,354	3,747,166	7,761,633
Commissions and bank charges	1,957,433	1,308,425	1,309,186
Office and maintenance expenses	175,348	55,192	20,729
Administrative service , management and investment advisory fees	24,330,000	24,330,000	29,802,500
Legal and professional related fees	36,314,507	24,663,025	73,729,042
Staff recruitment expenses	1,223,673	2,322,035	4,229,736
Others
—Depreciation	30,374	44,226	96,115
—Amortization	—	—	5,688,143
—Foreign exchange differences, net	3,222,789	963,422	1,970,158
—Other expenses	4,290,210	3,715,247	11,722,482

	7,543,373	4,722,895	19,476,898

	103,723,211	83,794,012	178,572,464